Comprehensive Income - Components of Total Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net Income	$ 79,390	$ 96,157	$ 92,459	$ 98,307	$ 99,765	$ 102,585	$ 95,613	$ 81,664	$ 366,313	$ 379,627	$ 367,738
Available for sale ("AFS") securities:
Change in net unrealized gains (losses) on AFS securities arising during the period									98,627	(481,007)	(72,257)
Related income tax effect									(22,980)	112,075	16,836
Net reclassification adjustment for losses (gains) included in net income									7,659	(2)	(1,552)
Related income tax effect									(1,785)	0	362
Total AFS securities - all other									81,521	(368,934)	(56,611)
Net effect of AFS securities on other comprehensive income									81,521	(368,934)	(56,611)
Cash flow hedge derivatives:
Unrealized gain on cash flow hedge before reclassification to interest expense									6,548	53,572	15,597
Related income tax effect									(1,526)	(12,482)	(3,634)
Net reclassification adjustment for (gains) losses included in net income									(23,574)	(5,782)	1,354
Related income tax effect									5,493	1,347	(316)
Net effect of cash flow hedge derivatives on other comprehensive income									(13,059)	36,655	13,001
Defined benefit pension plan:
Net actuarial gain during the period									2,635	2,195	14,286
Related income tax expense									(613)	(512)	(483)
Amortization of net actuarial loss recognized in net income									3,347	3,645	6,770
Related income tax effect									(780)	(893)	(4,221)
Net effect of change in defined benefit pension plan on other comprehensive income									4,589	4,435	16,352
Net current-period other comprehensive income (loss), net of tax									73,051	(327,844)	(27,258)
Total Comprehensive Income									$ 439,364	$ 51,783	$ 340,480